Income Taxes (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Deferred tax asset
Accrued employee benefits	$ 735	$ 1,195
Net operating loss carryforwards	1,119,949	808,450
Less: Valuation allowance	(1,119,949)	(808,450)
Net deferred tax asset	735	1,195
Deferred tax liability
Fixed assets	(537)	(518)
Deferred tax assets, net	$ 198	$ 677